UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23465

Pioneer Securitized Income Fund
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Amundi Pioneer Asset Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (617) 742-7825
Date of fiscal year end:  July 31, 2020

Date of reporting period: August 1, 2019 through July 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Pioneer Securitized
Income Fund
Annual Report | July 31, 2020

Ticker Symbol: XSILX

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, bank or insurance company. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary or, if you invest directly with the Fund, by calling 1-800-225-6292.
You may elect to receive all future reports in paper free of charge. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-225-6292. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the Pioneer Fund complex if you invest directly.

visit us: www.amundipioneer.com/us

Pioneer Securitized Income Fund | Annual Report | 7/31/20 1

President’s Letter

Dear Shareholders,
The new decade has arrived delivering a half-year (and more) that will go down in the history books. The beginning of 2020 seemed to extend the positive market environment of 2019. Then, March roared in like a lion and the COVID-19 pandemic became a global crisis impacting lives and life as we know it. The long-term impact on the global economy from the COVID-19 virus pandemic, while currently unknown, is likely to be considerable. It is clear that several industries have already felt greater effects than others. And the markets, which do not thrive on uncertainty, have been volatile, delivering significantly negative performance in the first quarter, and then staging a strong rally for most of the second quarter. Our business continuity plan was implemented given the new COVID-19 guidelines, and most of our employees are working remotely. To date, our operating environment has faced no interruption. I am proud of the careful planning that has taken place and confident we can maintain this environment for as long as is prudent. History in the making for a company that first opened its doors way back in 1928.
Since 1928, Amundi Pioneer’s investment process has been built on a foundation of fundamental research and active management, principles which have guided our investment decisions for more than 90 years. We believe active management – that is, making active investment decisions –can help mitigate the potential risks during periods of market volatility. As the first several months of 2020 have reminded us, investment risk can arise from a number of factors in today’s global economy, including slower or stagnating growth, changing U.S. Federal Reserve policy, oil price shocks, political and geopolitical factors and, unfortunately, major public health concerns such as a viral pandemic.
At Amundi Pioneer, active management begins with our own fundamental, bottom-up research process. Our team of dedicated research analysts and portfolio managers analyzes each security under consideration, communicating directly with the management teams of the companies issuing the securities and working together to identify those securities that best meet our investment criteria for our family of funds. Our risk management approach begins with each and every security, as we strive to carefully understand the potential opportunity, while considering any and all risk factors.
2 Pioneer Securitized Income Fund | Annual Report | 7/31/20

Today, as investors, we have many options. It is our view that active management can serve shareholders well, not only when markets are thriving, but also during periods of market stress. As you consider your long-term investment goals, we encourage you to work with your financial advisor to develop an investment plan that paves the way for you to pursue both your short-term and long-term goals.
We remain confident that the current crisis, like others in human history, will pass, and we greatly appreciate the trust you have placed in us and look forward to continuing to serve you in the future.
Sincerely,

Lisa M. Jones
Head of the Americas, President and CEO of U.S.
Amundi Pioneer Asset Management USA, Inc.
July 31, 2020
Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.
Pioneer Securitized Income Fund | Annual Report | 7/31/20 3

Portfolio Management Discussion | 7/31/20
In the following interview, portfolio managers Noah Funderburk and Nicolas Pauwels discuss the abbreviated annual reporting period starting with Pioneer Securitized Income Fund’s inception on December 10, 2019, through July 31, 2020, and the Fund’s primary investment strategies during the period. Mr. Funderburk, CFA, a vice president and portfolio manager at Amundi Pioneer Asset Management, Inc. (Amundi Pioneer), and Mr. Pauwels, CFA, a vice president and portfolio manager at Amundi Pioneer, are responsible for the day-to-day management of the Fund.
Q    How did the Fund perform in the abbreviated reporting period from December 10, 2019, to July 31, 2020?
A    The Fund produced a total return of -10.30% at net asset value (NAV) during the abbreviated annual reporting period ended July 31, 2020.
Q    What factors drove the poor performance of securitized assets from the beginning of the period in December 2019 through the end of March 2020?
A    The securitized credit sectors experienced the same negative effects of many of the same developments that weighed on other areas of the credit markets in the first calendar quarter of 2020. After performing reasonably well through February 2020, securitized assets fell sharply amid the larger financial-market downturn sparked by the emergence of the COVID-19 virus and its subsequent designation as a global pandemic by the World Health Organization. As governments shut down large swaths of their economies in an effort to slow the spread of the virus, the resulting uncertainty led to a sharp, broad-based decline for the higher-risk segments of the fixed-income markets and a corresponding “flight to quality” into U.S. Treasuries by many investors. A liquidity crisis exacerbated the market volatility, as did certain elements of the public policy response to the pandemic-induced economic strife, such as mortgage forbearance initiatives (which allow borrowers to forgo or reduce their payments temporarily). Securitized assets were hit particularly hard during the sell-off. Leveraged investors, such as mortgage real estate investment trusts (REITs) and structured-credit hedge funds, were forced to sell into the falling market in order to meet margin calls from their lenders. With few buyers to absorb the flood of
4 Pioneer Securitized Income Fund | Annual Report | 7/31/20

selling pressure, prices of securitized assets declined precipitously. Notably, there were even cases of leveraged investors selling bonds at midnight and during the weekends in order to meet margin calls and to address liquidity needs, which is something that had not occurred since the global financial crisis of 2008-2009. The aftermath of the sell-off saw prices of many securitized assets fall to levels that were well below even some conservative estimates for future cash flows.
Q    How would you characterize market performance following the lows seen in late-March of 2020?
A    Prices of securitized assets recovered nicely after hitting their lows in March, erasing a large portion of the losses that occurred in the earlier sell-off. The U.S. Federal Reserve (Fed) moved aggressively to counteract the economic effect of the COVID-19 shutdowns by reducing the target range of the federal funds rate to near-zero and providing direct support to the bond market through purchases of corporate issues and agency mortgage-backed securities (MBS). Congress and the White House also agreed on multiple fiscal stimulus packages to help individuals and businesses struggling with the conditions created by the pandemic. While the Fed’s direct asset-purchase programs did not extend to the securitized credit sectors, its moves nonetheless boosted the performance of securitized assets by bolstering investor confidence. We would note, however, that securitized assets did not keep pace with the performance of other segments of the credit markets during the second-quarter rebound.
Q    How did the unusual circumstances during the first half of 2020 affect the Fund, and what was your response?
A    The Fund’s performance declined during the time from its inception in December 2019 to the end of March 2020, as most securities in the securitized asset categories lost ground regardless of their underlying credit characteristics. Fortunately, due to the Fund’s interval structure, we were not compelled to sell holdings at depressed prices in order to raise cash to meet redemptions. Instead, we used the market’s indiscriminate selling as an opportunity to add to portfolio positions where we believed prices had fallen to levels that represented a severe discount to expected cash flows. While the Fund’s mark-to-market losses over its first seven-plus months of operation have been disappointing, we
Pioneer Securitized Income Fund | Annual Report | 7/31/20 5

view our response to the recent volatility as an illustration of the way the Fund’s interval structure can potentially add value for shareholders. (Mark-to-market is a method of measuring the fair value of accounts that can fluctuate over time, such as assets and liabilities.)
Q    What elements of the Fund’s positioning played the largest role in its results during the abbreviated reporting period ended July 31, 2020?
A    As expected during a time characterized by poor performance for the credit sectors in general, all segments of the Fund’s positioning –residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) –experienced negative returns during the reporting period.
The Fund’s RMBS holdings were a key detractor from performance, due to positions in private-label collateralized mortgage-obligations and credit-risk transfer securities (CRTs). CRTs, first offered by Freddie Mac in 2013, provide investors with exposure to the credit risk of traditional conforming mortgages. Although the category performed very well prior to the market disruptions related to COVID-19, CRTs experienced some of the worst performance among securitized assets during the subsequent downturn. The Federal Housing Finance Agency’s announcement of broad and generous mortgage forbearance programs heightened investors’ anxiety over how many of the corresponding mortgages in CRTs would ultimately default. In addition, the relatively high liquidity and transparency of the CRT market had a somewhat counterintuitive effect: when markets were experiencing the most duress, CRTs offered investors a bond they could sell, even if the price was unfavorable. Finally, leveraged investors have historically constituted a large portion of the CRT investor base. That resulted in a self-perpetuating spiral of margin-call-induced selling during the downturn.
The Fund’s holdings in CMBS suffered mark-to-market losses during the period because of broadening concerns about the possible inability of tenants to make their rent payments amid the slowdown in business activity caused by the COVID-19 shutdowns. ABS, while also finishing in the red for the reporting period, experienced smaller losses and acted as a source of relative stability during the March sell-off, owing mainly to their shorter average maturities and the relatively lower structural leverage that has been a typical feature within the ABS sector.
6 Pioneer Securitized Income Fund | Annual Report | 7/31/20

Q    Did the Fund have any exposure to derivative investments during the abbreviated annual reporting period ended July 31, 2020?
A    No. The Fund had no exposure to derivatives during the reporting period.
Q    Can you discuss the Fund’s repurchase feature?
A    As an interval fund, the Fund makes quarterly offers to repurchase its outstanding shares at NAV. There are four times per year (windows) when the Fund will offer to repurchase its shares. For more information, please see the Fund’s prospectus.
Q    How would you characterize the Fund’s distributions* to shareholders during the abbreviated annual reporting period ended July 31, 2020?
A    The Fund’s monthly distributions remained stable and even rose slightly during the abbreviated reporting period ended July 31, 2020, as distributions at the beginning of the period were 0.0369 per share, and 0.0410 per share as of July 31st.
Q    How have you positioned the Fund as of July 31, 2020?
A    RMBS has remained the Fund’s largest allocation. Home prices have demonstrated resiliency, and housing numbers, such as total sales and purchase applications, have been supportive. Conforming mortgage rates are now at all-time lows, which has provided a tailwind for housing affordability and driven mortgage-refinance activity to multi-year highs. The issue of forbearance has been a source of concern for many investors, but historical precedent suggests that a low percentage of those borrowers will ultimately end up in foreclosure. As a result, we have continued to view pricing in RMBS as attractive, relative to the likely cash flows.
ABS also have remained a source of opportunity, in our opinion, as the combination of monetary and fiscal stimulus from both the Fed and the U.S. government has provided a powerful tailwind for U.S. consumers. In addition, we have been seeing a wide range of developments that we believe may offer support for specific areas of the ABS market, such as strong used car prices and rising personal savings rates (which typically have been favorable for auto loans and unsecured consumer loans, respectively).
*     Distributions are not guaranteed.
Pioneer Securitized Income Fund | Annual Report | 7/31/20 7

We have been very selective with regard to CMBS investments, given the challenges that have emerged in recent months. Accordingly, we generally have avoided adding portfolio exposure to areas that could be hardest hit by the continued economic slowdown, such as hospitality and retail, and instead have tilted the Fund’s CMBS investments towards the areas we think could hold up well, including multi-family housing. We also have been watching closely for opportunities to capitalize on situations where the market could be overlooking individual securities due to an indiscriminate application of macroeconomic themes. We regard each security in the CMBS space as unique, as each has specific characteristics regarding location, underwriting standards, and a host of other considerations. This means that broader economic trends are likely to affect individual CMBS issues in different ways. As a result, our selectivity within the Fund’s CMBS allocation acknowledges that there are many “diamonds in the rough,” and that, ultimately, the price of each security is as important as the cash flow.
Q    Do you have any closing thoughts?
A     In terms of macroeconomic risk, the world has changed considerably thus far in 2020. However, enhancements to securitization structures have accompanied the evolution of risk, as have improvements in investor behavior, and a substantial expansion in risk premiums. We have continued to devote our investment efforts to finding value amid the ever-present disconnect between investors’ emotional reactions to headlines, either good or bad, and the cold math of potential cash flows.
Please refer to the Schedule of Investments on pages 14–17 for a full listing of Fund securities.
All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility and heightened uncertainty. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues or adverse investor sentiment. These conditions may continue, recur, worsen or spread.
8 Pioneer Securitized Income Fund | Annual Report | 7/31/20

The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment. The Fund is not a complete investment program.
The Fund is operated as an interval fund, meaning the Fund will seek to conduct quarterly repurchase offers for a percentage of the Fund’s outstanding shares. Although the Fund will make quarterly repurchase offers, the Fund’s shares should be considered illiquid.
The Fund invests primarily in mortgage-backed securities, asset-backed securities and other securitized asset instruments. A substantial portion of the Fund’s assets ordinarily will consist of high yield debt securities that involve substantial risk of loss.
Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.
Investments in high yield or lower-rated securities are subject to greater-than-average price volatility, illiquidity and possibility of default. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise.
The value of mortgage-related and asset backed securities will be influenced by factors affecting the real estate market and the assets underlying those securities. These securities are also subject to prepayment and extension risks and risk of default.
Certain securities and derivatives held by the Fund may be impossible or difficult to purchase, sell or unwind. Such securities may also be difficult to value. The use of interest rate futures and options and other derivatives can increase fund losses and reduce opportunities for gain. The Fund may invest in credit-default swaps, inverse floating-rate obligations, and other derivative instruments. Derivatives may have a leveraging effect on the Fund.
As a non-diversified Fund, the Fund can invest a higher percentage of its assets in the securities of any one or more issuers than a diversified fund. Being non-diversified may magnify the Fund’s losses from adverse events affecting a particular issuer.
These risks may increase share price volatility.
Pioneer Securitized Income Fund | Annual Report | 7/31/20 9

Before investing, consider the product’s investment objectives, risks, charges and expenses. Contact your advisor or Amundi Pioneer Asset Management, Inc., for a prospectus or summary prospectus containing this information. Read it carefully.
Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.
10 Pioneer Securitized Income Fund | Annual Report | 7/31/20

Portfolio Summary | 7/31/20

Portfolio Diversification

(As a percentage of total investments)*
10 Largest Holdings

(As a percentage of total investments)*

1.	Freddie Mac Stacr Trust, Series 2018-HQA2, Class B2, 11.172% (1 Month
	USD LIBOR + 1,100 bps), 10/25/48 (144A)	4.74%
2.	Upstart Securitization Trust, Series 2019-3, Class C, 5.381%, 1/21/30 (144A)	4.28
3.	Carvana Auto Receivables Trust, Series 2019-4A, Class E,
	4.7%, 10/15/26 (144A)	4.18
4.	CFMT LLC, Series 2019-HB1, Class M5, 6.0%, 12/25/29 (144A)	4.17
5.	Cascade Funding Mortgage Trust, Series 2018-RM2, Class D,
	4.0%, 10/25/68 (144A)	4.16
6.	RMF Buyout Issuance Trust, Series 2020-1, Class M5, 6.0%, 2/25/30 (144A)	4.03
7.	GLS Auto Receivables Issuer Trust, Series 2019-2A, Class D,
	4.52%, 2/17/26 (144A)	3.95
8.	Continental Credit Card ABS LLC, Series 2019-1A, Class C,
	6.16%, 8/15/26 (144A)	3.79
9.	STACR Trust, Series 2018-HRP2, Class B1, 4.372% (1 Month USD
	LIBOR + 420 bps), 2/25/47 (144A)	3.74
10.	Freddie Mac STACR Trust, Series 2019-FTR2, Class B1, 3.172% (1 Month USD
	LIBOR + 300 bps), 11/25/48 (144A)	3.70

*  Excludes temporary cash investments and all derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.
Pioneer Securitized Income Fund | Annual Report | 7/31/20 11

Prices and Distributions | 7/31/20
Net Asset Value per Share

Class	7/31/20
Y	$8.67

Distributions per Share: 12/10/19–7/31/20*

	Net
	Investment	Short-Term	Long-Term
Class	Income	Capital Gains	Capital Gains
Y	$0.2800	$ —	$ —

* Class Y commenced operations on December 10, 2019.
12 Pioneer Securitized Income Fund | Annual Report | 7/31/20

Performance Update | 7/31/20

Investment Returns

Average Annual Total Returns
(As of July 31, 2020)
Net
Asset
Value
Period	(NAV)
Life of Fund
(12/10/19)	(10.30)%

Expense Ratio
(Per prospectus dated November 22, 2019,
as revised August 24, 2020)
Gross	Net
2.76%	0.99%

Call 1-844-391-3034 or visit www.amundipioneer.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
NAV results represent the percent change in net asset value per share. Performance, including short-term performance, is not indicative of future results. Performance is net of all fees. All results are historical and assume the reinvestment of dividends and capital gains.
The Fund has no sales charges. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The net expense ratio reflects the contractual expense limitation currently in effect through December 1, 2022. There can be no assurance that Amundi Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions.
Please refer to the financial highlights for more current expense ratios.
Pioneer Securitized Income Fund | Annual Report | 7/31/20 13

Schedule of Investments | 7/31/20

Principal
Amount
USD ($)		Value
	UNAFFILIATED ISSUERS — 100.4%
	ASSET BACKED SECURITIES — 40.4%
	of Net Assets
750,000	Carvana Auto Receivables Trust, Series 2019-4A, Class E,
	4.7%, 10/15/26 (144A)	$ 741,651
950,000+^(a)	CFMT LLC, Series 2019-HB1, Class M5, 6.0%,
	12/25/29 (144A)	739,670
700,000	Continental Credit Card ABS LLC, Series 2019-1A,
	Class C, 6.16%, 8/15/26 (144A)	672,311
276,693	Diamond Resorts Owner Trust, Series 2019-1A, Class D,
	5.25%, 2/20/32 (144A)	254,883
418,461	Diamond Resorts Owner Trust, Series 2018-1, Class D,
	5.9%, 1/21/31 (144A)	401,771
500,000	Fair Square Issuance Trust, Series 2020-AA, Class D,
	6.86%, 9/20/24 (144A)	471,644
250,000	FirstKey Home Trust, Series 2020-SFR1, Class F1, 3.638%
	9/17/25 (144A)	249,993
600,000	Foursight Capital Automobile Receivables Trust, Series
	2020-1, Class F, 4.62%, 6/15/27 (144A)	513,397
700,000	GLS Auto Receivables Issuer Trust, Series 2019-2A,
	Class D, 4.52%, 2/17/26 (144A)	699,258
100,000	OneMain Direct Auto Receivables Trust, Series 2018-1A,
	Class D, 4.4%, 1/14/28 (144A)	100,852
500,000	Republic Finance Issuance Trust, Series 2019-A, Class C,
	5.1%, 11/22/27 (144A)	457,119
800,000	Upstart Securitization Trust, Series 2019-3, Class C,
	5.381%, 1/21/30 (144A)	758,017
500,000	Upstart Securitization Trust, Series 2020-1, Class C,
	4.899%, 4/22/30 (144A)	461,621
600,000	US Auto Funding LLC, Series 2019-1A, Class D, 8.06%,
	11/15/25 (144A)	602,684
	TOTAL ASSET BACKED SECURITIES
	(Cost $7,672,537)	$ 7,124,871
	COLLATERALIZED MORTGAGE OBLIGATIONS —
	60.0% of Net Assets
250,000(b)	Bunker Hill Loan Depositary Trust, Series 2020-1,
	Class M1, 4.353%, 2/25/55 (144A)	$ 252,151
803,041(a)	Cascade Funding Mortgage Trust, Series 2018-RM2,
	Class D, 4.0%, 10/25/68 (144A)	736,737
500,000(a)	COMM Mortgage Trust, Series 2020-CBM, Class F, 3.633%,
	2/10/37 (144A)	400,621
130,000(c)	Connecticut Avenue Securities Trust, Series 2020-SBT1,
	Class 1M2, 3.822% (1 Month USD LIBOR +
	365 bps), 2/25/40 (144A)	121,944

The accompanying notes are an integral part of these financial statements.
14 Pioneer Securitized Income Fund | Annual Report | 7/31/20

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE
	OBLIGATIONS — (continued)
160,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA2,
	Class B1, 2.672% (1 Month USD LIBOR +
	250 bps), 2/25/50 (144A)	$ 131,293
150,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2,
	Class M2, 3.272% (1 Month USD LIBOR + 310 bps),
	3/25/50 (144A)	143,711
500,000(c)	Freddie Mac STACR REMIC Trust, Series 2020-DNA3,
	Class B1, 5.272% (1 Month USD LIBOR + 510 bps),
	6/25/50 (144A)	492,804
150,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2,
	Class B1, 4.272% (1 Month USD LIBOR + 410 bps),
	3/25/50 (144A)	119,400
900,000(c)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class B2,
	11.172% (1 Month USD LIBOR + 1,100 bps),
	10/25/48 (144A)	839,387
650,000(c)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class B1,
	4.222% (1 Month USD LIBOR + 405 bps), 2/25/49 (144A)	591,175
750,000(c)	Freddie Mac STACR Trust, Series 2019-FTR2, Class B1,
	3.172% (1 Month USD LIBOR + 300 bps), 11/25/48 (144A)	654,986
900,000(c)	Freddie Mac STACR Trust, Series 2019-FTR3, Class B2,
	4.985% (1 Month USD LIBOR + 480 bps), 9/25/47 (144A)	571,202
500,000(c)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE,
	Class G, 4.175% (1 Month USD LIBOR + 400 bps),
	12/15/36 (144A)	401,660
650,000(c)	Mortgage Insurance-Linked Notes Series, Series 2020-1,
	Class B1, 3.172% (1 Month USD LIBOR + 300 bps),
	2/25/30 (144A)	348,784
500,000(c)	Multifamily Connecticut Avenue Securities Trust, Series
	2020-01, Class M10, 3.922% (1 Month USD LIBOR +
	375 bps), 3/25/50 (144A)	454,243
500,000(a)	Natixis Commercial Mortgage Securities Trust, Series
	2019-FAME, Class E, 4.398%, 8/15/36 (144A)	394,042
500,000(c)	Natixis Commercial Mortgage Securities Trust, Series
	2019-MILE, Class E, 3.675% (1 Month USD LIBOR +
	350 bps), 7/15/36 (144A)	468,735
750,000(a)	RMF Buyout Issuance Trust, Series 2020-1, Class M5,
	6.0%, 2/25/30 (144A)	715,065
750,000(c)	STACR Trust, Series 2018-HRP2, Class B1, 4.372%
	(1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	663,257
500,000(c)	STACR Trust, Series 2018-DNA2, Class B1, 3.872%
	(1 Month USD LIBOR + 370 bps), 12/25/30 (144A)	454,359
780,000(c)	STACR Trust, Series 2018-DNA3, Class B2, 7.922%
	(1 Month USD LIBOR + 775 bps), 9/25/48 (144A)	599,794
293,151(c)	STACR Trust, Series 2018-HRP1, Class B2, 11.922%
	(1 Month USD LIBOR + 1,175 bps), 4/25/43 (144A)	267,844
745,756(a)	Velocity Commercial Capital Loan Trust, Series 2020-1,
	Class M6, 5.69%, 2/25/50 (144A)	527,812

The accompanying notes are an integral part of these financial statements.
Pioneer Securitized Income Fund | Annual Report | 7/31/20 15

Schedule of Investments | 7/31/20 (continued)

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE
	OBLIGATIONS — (continued)
250,000(a)	Vista Point Securitization Trust, Series 2020-1,
	Class B1, 5.375%, 3/25/65 (144A)	$ 247,852
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $12,871,724)	$10,598,858
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.4%
	(Cost $20,544,261)	$17,723,729
	OTHER ASSETS AND LIABILITIES — (0.4)%	$ (68,114)
	NET ASSETS — 100.0%	$17,655,615

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2020, the value of these securities amounted to $17,723,729, or 100.4% of net assets.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2020.
(b)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at July 31, 2020.
(c)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2020.

Purchases and sales of securities (excluding temporary cash investments) for the period ended July 31, 2020, aggregated $28,487,179 and $8,221,680 respectively.
The Fund is permitted to engage in purchase and sale transactions (“cross trades”) with certain funds and accounts for which Amundi Pioneer Asset Management, Inc. (the “Adviser”) serves as the Fund’s investment adviser, as set forth in Rule 17a-7 under the Investment Company Act of 1940, pursuant to procedures adopted by the Board of Trustees. Under these procedures, cross trades are effected at current market prices. During the period ended July 31, 2020, the Fund did not engage in any cross trade activity.
At July 31, 2020, the net unrealized depreciation on investments based on cost for federal tax purposes of $20,544,261 was as follows:

Aggregate gross unrealized appreciation for all investments in which
there is an excess of value over tax cost	$64,574
Aggregate gross unrealized depreciation for all investments in which
there is an excess of tax cost over value	(2,885,106)
Net unrealized depreciation	$(2,820,532)

The accompanying notes are an integral part of these financial statements.
16 Pioneer Securitized Income Fund | Annual Report | 7/31/20

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of July 31, 2020, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$6,385,201	$739,670	$7,124,871
Collateralized Mortgage Obligations	—	10,598,858	—	10,598,858
Total Investments in Securities	$—	$16,984,059	$739,670	$17,723,729

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Asset
Backed
Securities
Balance as of 12/10/19	$0
Realized gain (loss)(1)	0
Change in unrealized(2)	(195,506)
Accrued discounts/premiums	1,575
Purchases	0
Sales	0
Transfers in to Level 3*	933,601
Transfers out of Level 3	0
Balance as of 7/31/20	$739,670

(1)	Realized gain (loss) on these securities is included in the realized gain (loss) from investments on the Statement of Operations.
(2)	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) from investments on the Statement of Operations.
*	Transfers are calculated on the beginning of period value.

Net change in unrealized appreciation (depreciation) of Level 3 investments
still held and considered Level 3 at July 31, 2020:	$(195,506)

The following table presents additional information about valuation techniques and inputs used for investments categorized as Level 3 at July 31, 2020. These amounts exclude valuations provided by a broker.

	Fair Value	Valuation	Unobservable	Value/
Asset Type	7/31/20	Technique	Input(1)	Range
Asset Backed Securities	$739,670	Discounted	Yield Premiums	11-14%
		Cash Flow	Maturity Extension	0-6 Months

(1)	An increase in this unobservable input would result in a higher fair value measurement, while a decrease would result in a lower fair value measurement.

The accompanying notes are an integral part of these financial statements.
Pioneer Securitized Income Fund | Annual Report | 7/31/20 17

Statement of Assets and Liabilities | 7/31/20

ASSETS:
Investments in unaffiliated issuers, at value (cost $20,544,261)	$17,723,729
Cash	256,130
Receivables —
Interest	34,055
Other assets	18,527
Total assets	$18,032,441
LIABILITIES:
Payables —
Investment securities purchased	$249,992
Distributions	1,325
Trustees’ fees	646
Administrative fees	7,656
Professional fees	50,016
Transfer agent fees	10,167
Printing expense	7,816
Due to affiliates —
Management fees	7,455
Other due to affiliates	30,526
Accrued expenses	11,227
Total liabilities	$376,826
NET ASSETS:
Paid-in capital	$20,171,621
Distributable earnings (loss)	(2,516,006)
Net assets	$17,655,615
NET ASSET VALUE PER SHARE:
No par value
Based on $17,655,615/2,036,255 shares	$8.67

The accompanying notes are an integral part of these financial statements.
18 Pioneer Securitized Income Fund | Annual Report | 7/31/20

Statement of Operations
FOR THE PERIOD FROM 12/10/19 TO 7/31/20

INVESTMENT INCOME:
Interest from unaffiliated issuers	$657,563
Total investment income		$657,563
EXPENSES:
Management fees	$92,387
Administrative expense	36,915
Transfer agent fees	11,500
Shareowner communications expense	18,500
Custodian fees	2,632
Registration fees	17,000
Professional fees	50,629
Printing expense	30,688
Pricing fees	5,996
Trustees’ fees	4,158
Miscellaneous	14,454
Total expenses		$284,859
Less fees waived and expenses reimbursed by the Adviser		(177,252)
Net expenses		$107,607
Net investment income		$549,956
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers		$304,483
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers		$(2,820,532)
Net realized and unrealized gain (loss) on investments		$(2,516,049)
Net decrease in net assets resulting from operations		$(1,966,093)

The accompanying notes are an integral part of these financial statements.
Pioneer Securitized Income Fund | Annual Report | 7/31/20 19

Statements of Changes in Net Assets

12/10/19
to
7/31/20
FROM OPERATIONS:
Net investment income (loss)	$549,956
Net realized gain (loss) on investments	304,483
Change in net unrealized appreciation (depreciation) on investments	(2,820,532)
Net decrease in net assets resulting from operations	$(1,966,093)
DISTRIBUTIONS TO SHAREOWNERS:
($0.28 per share)	$(549,913)
Total distributions to shareowners	$(549,913)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$19,630,451
Reinvestment of distributions	546,954
Cost of shares repurchased	(5,784)
Net increase in net assets resulting from Fund share transactions	$20,171,621
Net increase in net assets	$17,655,615
NET ASSETS:
Beginning of period	$—
End of period	$17,655,615

The accompanying notes are an integral part of these financial statements.
20 Pioneer Securitized Income Fund | Annual Report | 7/31/20

	12/10/19	12/10/19
	to	to
	7/31/20	7/31/20
	Shares	Amount
Class Y
Shares sold	1,969,894	$19,630,451
Reinvestment of distributions	67,229	546,954
Less shares repurchased	(868)	(5,784)
Net increase	2,036,255	$20,171,621

The accompanying notes are an integral part of these financial statements.
Pioneer Securitized Income Fund | Annual Report | 7/31/20 21

Financial Highlights

	12/10/19 to
	7/31/20*
Net asset value, beginning of period	$10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.28
Net realized and unrealized gain (loss) on investments	(1.33)
Net increase (decrease) from investment operations	$(1.05)
Distributions to shareowners:
Net investment income	$(0.28)
Total distributions	$(0.28)
Net increase (decrease) in net asset value	$(1.33)
Net asset value, end of period	$8.67
Total return (b)	(10.30	)%(c)
Ratio of net expenses to average net assets	0.99	%(d)
Ratio of net investment income (loss) to average net assets	5.06	%(d)
Portfolio turnover rate	82	%(c)
Net assets, end of period (in thousands)	$17,656
Ratios with no waiver of fees and assumption of expenses by
the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	2.62	%(d)
Net investment income (loss) to average net assets	3.43	%(d)

*	Class Y commenced operations on December 10, 2019.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.
22 Pioneer Securitized Income Fund | Annual Report | 7/31/20

Notes to Financial Statements | 7/31/20
1. Organization and Significant Accounting Policies
Pioneer Securitized Income Fund (the “Fund”) was organized as a Delaware statutory trust on July 16, 2019. Prior to commencing operations on December 10, 2019, the Fund had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of the Fund is to seek total return. Amundi Pioneer Asset Management, Inc. (the “Adviser”) agreed to pay all organizational and offering expenses of the Fund related to the commencement of operations. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Adviser.
The Fund offers shares through Amundi Pioneer Distributor, Inc. (the “Distributor”). Shares are offered at the Fund’s current net asset value (“NAV”) per share. The Fund’s ability to accept offers to purchase shares may be limited when appropriate investments for the Fund are not available. Shares are generally available for purchase by registered investment advisers broker-dealers and by or through other financial intermediaries and programs sponsored by such financial intermediaries. Shares are also available to certain direct investors, which may be individuals, trusts, foundations and other institutional investors. Initial investments are subject to investment minimums described in the prospectus. Registered investment advisers and other financial intermediaries may impose different or additional minimum investment and eligibility requirements from those of the fund. The Adviser or the Distributor may waive the Fund’s minimum investment requirements. The Fund is an “interval” fund and makes periodic offers to repurchase shares (See Note 4). Except as permitted by the Fund’s structure, no shareowner will have the right to require the Fund to repurchase its shares. No public market for shares exists, and none is expected to develop in the future. Consequently, shareowners generally will not be able to liquidate their investment other than as a result of repurchases of their shares by the Fund.
Amundi Pioneer Asset Management, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Amundi Pioneer Distributor, Inc., an affiliate of Amundi Pioneer Asset Management, Inc., serves as the Fund’s distributor (the “Distributor”).
Pioneer Securitized Income Fund | Annual Report | 7/31/20 23

During March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”), which shortens the amortization period for purchased non-contingently callable debt securities held at a premium. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for certain purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Fund adopted ASU 2017-08 as of December 10, 2019. The implementation of ASU 2017-08 did not have a material impact on the Fund’s Financial Statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. GAAP. U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:
A.   Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed-income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed-income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
24 Pioneer Securitized Income Fund | Annual Report | 7/31/20

Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser pursuant to procedures adopted by the Fund’s Board of Trustees. The Adviser’s fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
At July 31, 2020, one security was valued using fair value methods (other than securities valued using prices supplied by independent pricing services, broker-dealers or using a third party insurance industry pricing model) representing 4.2% of net assets. The value of this fair value security was $739,670.
B.   Investment Income and Transactions
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
Pioneer Securitized Income Fund | Annual Report | 7/31/20 25

C.   Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of July 31, 2020, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of distributions paid during the year ended July 31, 2020 was as follows:

2020
Distributions paid from:
Ordinary income	$549,913
Total	$549,913

The following shows the components of distributable earnings/(loss) on a federal income tax basis at July 31, 2020:

2020
Distributable earnings/(loss):
Undistributed ordinary income	$305,851
Capital loss carryforward	—
Current year dividend payable	(1,325)
Net unrealized depreciation	(2,820,532)
Total	$(2,516,006)

D.   Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions,
26 Pioneer Securitized Income Fund | Annual Report | 7/31/20

the spread of infectious illness or other public health issues, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions and the imposition of adverse governmental laws or currency exchange restrictions.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as Brown Brothers Harriman & Co., the Fund’s custodian and accounting agent, and DST Systems, Inc. the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor Amundi Pioneer exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at Amundi Pioneer or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareowners to effect share purchases or redemptions or receive distributions, loss of or unauthorized access to private closed-end interval fund shareowner information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
Pioneer Securitized Income Fund | Annual Report | 7/31/20 27

COVID-19
The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees are calculated daily and paid monthly at the annual rate of 0.85% of the Fund’s average daily net assets. The Adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than extraordinary expenses, such as litigation, taxes, brokerage commissions and acquired fund fees and expenses) to the extent required to reduce fund expenses to 0.99% of the Fund’s average daily net assets attributable to fund shares. This expense limitation is in effect through December 1, 2022. There can be no assurance that the Adviser will extend the expense limitation beyond December 1, 2022.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in “Due to affiliates” reflected on the Statement of Assets and Liabilities is $5,979 in management fees, administrative costs and certain other reimbursements payable to the Adviser at July 31, 2020.
28 Pioneer Securitized Income Fund | Annual Report | 7/31/20

3. Transfer Agent
DST Systems, Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
4. Repurchase Offers
The Fund is a closed-end “interval” fund. The Fund has adopted, pursuant to Rule 23c-3 under the 1940 Act, a fundamental policy, which cannot be changed without shareowner approval, requiring the Fund to offer to repurchase at least 5% and up to 25% of the Fund’s outstanding shares at NAV on a regular schedule.
The Fund is required to make repurchase offers every three months. Quarterly repurchase offers occur in the months of March, June, September and December. The Fund will typically seek to conduct quarterly repurchase offers for 15% of the Fund’s outstanding shares at their NAV per share unless the Fund’s Board of Trustees has approved a higher or lower amount for that repurchase offer. Repurchase offers in excess of 5% are made solely at the discretion of the Fund’s Board of Trustees and investors should not rely on any expectation of repurchase offers in excess of 5%. Even though the Fund makes quarterly repurchase offers investors should consider the Fund’s shares illiquid.
In the event a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareowners submit for repurchase an amount of shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the shares submitted for repurchase on a pro rata basis.
Shares repurchased during the period ended July 31, 2020 were as follows:

Percentage
of
				Outstanding	Amount
			NAV on	Shares	of Shares
	Repurchase	Repurchase	Repurchase	the Fund	the Fund	Percentage	Number
Commencement	Request	Pricing	Pricing	Offered to	Offered to	of Shares	of Shares
Date	Deadline	Date	Date	Repurchase	Repurchase	Tendered	Tendered
3/27/20	4/24/20	5/5/20	$6.66	15%	293,345.570	0.2961%	868.549
6/26/20	7/23/20	8/5/20	$8.67	15%	304,023.237	10.0009%	30,404.944

Effective August 24, 2020, the Fund no longer intends to borrow for leverage purposes in an amount equal to approximately 30% of the Fund’s net assets.
Pioneer Securitized Income Fund | Annual Report | 7/31/20 29

Report of Independent Registered Public
Accounting Firm

To the Board of Trustees and the Shareholders of
Pioneer Securitized Income Fund:

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Pioneer Securitized Income Fund (the “Fund”) including the Schedule of investments, as of July 31, 2020, and the related statements of operations, changes in net assets and the financial highlights for the period from December 10, 2019 (commencement of operations) through July 31, 2020 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Pioneer Securitized Income Fund at July 31, 2020, and the results of its operations, the changes in its net assets and its financial highlights for the period from December 10, 2019 (commencement of operations) through July 31, 2020, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

30 Pioneer Securitized Income Fund | Annual Report | 7/31/20

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2020 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more Amundi Pioneer investment companies since 2017.
Boston, Massachusetts
October 8, 2020
Pioneer Securitized Income Fund | Annual Report | 7/31/20 31

Additional Information (unaudited)
Qualified interest income is exempt from nonresident alien (NRA) tax withholding. The percentage of the Fund’s ordinary income distributions derived from qualified interest income was 98.13%.

32 Pioneer Securitized Income Fund | Annual Report | 7/31/20

Trustees, Officers and Service Providers
Investment Adviser and Administrator
Amundi Pioneer Asset Management, Inc.
Custodian and Sub-Administrator
Brown Brothers Harriman & Co.
Independent Registered Public Accounting Firm
Ernst & Young LLP
Principal Underwriter
Amundi Pioneer Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Transfer Agent
DST Systems, Inc.
Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.amundipioneer.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
Trustees and Officers
The Fund’s Trustees and officers are listed below, together with their principal occupations and other directorships they have held during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 45 U.S. registered investment portfolios for which Amundi Pioneer serves as investment adviser (the “Pioneer Funds”). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.
The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.
Pioneer Securitized Income Fund | Annual Report | 7/31/20 33

Independent Trustees

Name, Age and Position	Term of Office and		Other Directorships
Held With the Fund	Length of Service	Principal Occupation	Held by Trustee
Thomas J. Perna (69)	Trustee since 2019.	Private investor (2004 – 2008 and 2013 – present); Chairman	Director, Broadridge Financial
Chairman of the Board	Serves until a successor	(2008 – 2013) and Chief Executive Officer (2008 – 2012), Quadriserv, Inc.	Solutions, Inc. (investor
and Trustee	trustee is elected or	(technology products for securities lending industry); and Senior Executive	communications and securities
	earlier retirement	Vice President, The Bank of New York (financial and securities	processing provider for financial
	or removal.	services) (1986 – 2004)	services industry) (2009 – present);
Director, Quadriserv, Inc. (2005 –
2013); and Commissioner, New
Jersey State Civil Service
Commission (2011 – 2015)
John E. Baumgardner,	Trustee since 2019.	Of Counsel (2019 – present), Partner (1983-2018), Sullivan & Cromwell LLP	Chairman, The Lakeville Journal
Jr. (69)	Serves until a successor	(law firm).	Company, LLC, (privately-held
Trustee	trustee is elected or		community newspaper group)
	earlier retirement		(2015-present)
or removal.
Diane Durnin (63)	Trustee since 2019.	Managing Director - Head of Product Strategy and Development, BNY	None
Trustee	Serves until a successor	Mellon Investment Management (investment management firm) (2012-2018);
	trustee is elected or	Vice Chairman – The Dreyfus Corporation (2005 – 2018): Executive
	earlier retirement	Vice President Head of Product, BNY Mellon Investment Management
	or removal.	(2007-2012); Executive Director- Product Strategy, Mellon Asset Management
(2005-2007); Executive Vice President Head of Products, Marketing and
Client Service, Dreyfus Corporation (investment management firm)
(2000-2005); and Senior Vice President Strategic Product and Business
Development, Dreyfus Corporation (1994-2000)

34 Pioneer Securitized Income Fund | Annual Report | 7/31/20

Name, Age and Position	Term of Office and		Other Directorships
Held With the Fund	Length of Service	Principal Occupation	Held by Trustee
Benjamin M. Friedman (75)	Trustee since 2019.	William Joseph Maier Professor of Political Economy, Harvard University	Trustee, Mellon Institutional Funds
Trustee	Serves until a successor	(1972 – present)	Investment Trust and Mellon
	trustee is elected or		Institutional Funds Master Portfolio
	earlier retirement		(oversaw 17 portfolios in fund
	or removal.		complex) (1989 - 2008)
Lorraine H. Monchak (64)	Trustee since 2019.	Chief Investment Officer, 1199 SEIU Funds (healthcare workers union	None
Trustee	(Advisory Trustee from	pension funds) (2001 – present); Vice President – International
	2014 - 2017). Serves	Investments Group, American International Group, Inc. (insurance company)
	until a successor trustee	(1993 – 2001); Vice President – Corporate Finance and Treasury Group,
	is elected or earlier	Citibank, N.A. (1980 – 1986 and 1990 – 1993); Vice President – Asset/Liability
	retirement or removal.	Management Group, Federal Farm Funding Corporation (government-
sponsored issuer of debt securities) (1988 – 1990); Mortgage Strategies
Group, Shearson Lehman Hutton, Inc. (investment bank) (1987 – 1988); and
Mortgage Strategies Group, Drexel Burnham Lambert, Ltd. (investment bank)
(1986 – 1987)
Marguerite A. Piret (72)	Trustee since 2019.	Chief Financial Officer, American Ag Energy, Inc. (controlled environment	Director of New America High
Trustee	Serves until a successor	and agriculture company) (2016 – present); and President and Chief	Income Fund, Inc. (closed-end
	trustee is elected or	Executive Officer, Metric Financial Inc. (formerly known as Newbury Piret	investment company) (2004 –
	earlier retirement	Company) (investment banking firm) (1981 – 2019)	present); and Member, Board of
	or removal.		Governors, Investment Company
Institute (2000 – 2006)

Pioneer Securitized Income Fund | Annual Report | 7/31/20 35

Independent Trustees (continued)

Name, Age and Position	Term of Office and		Other Directorships
Held With the Fund	Length of Service	Principal Occupation	Held by Trustee
Fred J. Ricciardi (73)	Trustee since 2019.	Consultant (investment company services) (2012 – present); Executive	None
Trustee	Serves until a successor	Vice President, BNY Mellon (financial and investment company services)
	trustee is elected or	(1969 – 2012); Director, BNY International Financing Corp. (financial
	earlier retirement	services) (2002 – 2012); Director, Mellon Overseas Investment Corp.
	or removal.	(financial services) (2009 – 2012); Director, Financial Models (technology)
(2005-2007); Director, BNY Hamilton Funds, Ireland (offshore investment companies) (2004-2007); Chairman/Director, AIB/BNY Securities Services,
Ltd., Ireland (financial services) (1999-2006); and Chairman, BNY
Alternative Investment Services, Inc. (financial services) (2005-2007)

36 Pioneer Securitized Income Fund | Annual Report | 7/31/20

Interested Trustees

Name, Age and Position	Term of Office and		Other Directorships
Held With the Fund	Length of Service	Principal Occupation	Held by Trustee
Lisa M. Jones (58)*	Trustee since 2019.	Director, CEO and President of Amundi Pioneer Asset Management USA,	None
Trustee, President and	Serves until a successor	Inc. (investment management firm) (since September 2014); Director,
Chief Executive Officer	trustee is elected or	CEO and President of Amundi Pioneer Asset Management, Inc. (since
	earlier retirement	September 2014); Director, CEO and President of Amundi Pioneer
	or removal	Distributor, Inc. (since September 2014); Director, CEO and President of
Amundi Pioneer Institutional Asset Management, Inc. (since September
2014); Chair, Amundi Pioneer Asset Management USA, Inc., Amundi
Pioneer Distributor, Inc. and Amundi Pioneer Institutional Asset
Management, Inc. (September 2014 – 2018); Managing Director, Morgan
Stanley Investment Management (investment management firm)
(2010 – 2013); Director of Institutional Business, CEO of International,
Eaton Vance Management (investment management firm) (2005 – 2010);
and Director of Amundi USA, Inc. (since 2017)
Kenneth J. Taubes (62)*	Trustee since 2019.	Director and Executive Vice President (since 2008) and Chief Investment	None
Trustee	Serves until a successor	Officer, U.S. (since 2010) of Amundi Pioneer Asset Management USA,
	trustee is elected or	Inc. (investment management firm); Director and Executive Vice President
	earlier retirement	and Chief Investment Officer, U.S. of Amundi Pioneer (since 2008);
	or removal	Executive Vice President and Chief Investment Officer, U.S. of Amundi
Pioneer Institutional Asset Management, Inc. (since 2009); Portfolio
Manager of Amundi Pioneer (since 1999); and Director of Amundi USA, Inc.
(since 2017)
* Ms. Jones and Mr. Taubes are Interested Trustees because they are officers or directors of the Fund’s investment adviser and certain of its affiliates.

Pioneer Securitized Income Fund | Annual Report | 7/31/20 37

Fund Officers

Name, Age and Position	Term of Office and		Other Directorships
Held With the Fund	Length of Service	Principal Occupation	Held by Officer
Christopher J. Kelley (55)	Since 2019. Serves at	Vice President and Associate General Counsel of Amundi Pioneer since	None
Secretary and Chief	the discretion of	January 2008; Secretary and Chief Legal Officer of all of the Pioneer Funds
Legal Officer	the Board	since June 2010; Assistant Secretary of all of the Pioneer Funds from
September 2003 to May 2010; and Vice President and Senior Counsel of
Amundi Pioneer from July 2002 to December 2007
Carol B. Hannigan (59)	Since 2019. Serves at	Fund Governance Director of Amundi Pioneer since December 2006 and	None
Assistant Secretary	the discretion of	Assistant Secretary of all the Pioneer Funds since June 2010; Manager –
	the Board	Fund Governance of Amundi Pioneer from December 2003 to November
2006; and Senior Paralegal of Amundi Pioneer from January 2000 to
November 2003
Thomas Reyes (57)	Since 2019. Serves at	Assistant General Counsel of Amundi Pioneer since May 2013 and	None
Assistant Secretary	the discretion of	Assistant Secretary of all the Pioneer Funds since June 2010; and Counsel
	the Board	of Amundi Pioneer from June 2007 to May 2013
Mark E. Bradley (60)	Since 2019. Serves at	Vice President – Fund Treasury of Amundi Pioneer; Treasurer of all of the	None
Treasurer and Chief	the discretion of	Pioneer Funds since March 2008; Deputy Treasurer of Amundi Pioneer
Financial and	the Board	from March 2004 to February 2008; and Assistant Treasurer of all of the
Accounting Officer		Pioneer Funds from March 2004 to February 2008
Luis I. Presutti (55)	Since 2019. Serves at	Director – Fund Treasury of Amundi Pioneer; and Assistant Treasurer of	None
Assistant Treasurer	the discretion of	all of the Pioneer Funds
the Board
Gary Sullivan (62)	Since 2019. Serves at	Senior Manager – Fund Treasury of Amundi Pioneer; and Assistant	None
Assistant Treasurer	the discretion of	Treasurer of all of the Pioneer Funds
the Board

38 Pioneer Securitized Income Fund | Annual Report | 7/31/20

Name, Age and Position	Term of Office and		Other Directorships
Held With the Fund	Length of Service	Principal Occupation	Held by Officer
Antonio Furtado (38)	Since 2020. Serves	Fund Oversight Manager – Fund Treasury of Amundi Pioneer; and Assistant	None
Assistant Treasurer	at the discretion of	Treasurer of all of the Pioneer Funds
the Board
John Malone (48)	Since 2019. Serves	Managing Director, Chief Compliance Officer of Amundi Pioneer Asset	None
Chief Compliance Officer	at the discretion of	Management; Amundi Pioneer Institutional Asset Management, Inc.; and
	the Board	the Pioneer Funds since September 2018; and Chief Compliance Officer of
Amundi Pioneer Distributor, Inc. since January 2014.
Kelly O’Donnell (49)	Since 2019. Serves	Vice President – Amundi Pioneer Asset Management; and Anti-Money	None
Anti-Money Laundering	at the discretion of	Laundering Officer of all the Pioneer Funds since 2006
Officer	the Board

Pioneer Securitized Income Fund | Annual Report | 7/31/20 39

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44 Pioneer Securitized Income Fund | Annual Report | 7/31/20

How to Contact Amundi Pioneer
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms	1-844-391-3034

Write to us:

Amundi Pioneer
P.O. Box 219695
Kansas City, MO 64121-9427

Our toll-free fax	1-800-225-4240

Our internet e-mail address	us.askamundipioneer@amundipioneer.com
(for general questions about Amundi Pioneer only)
Visit our web site: www.amundipioneer.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Pioneer Asset Management, Inc.
60 State Street
Boston, MA 02109
www.amundipioneer.com/us

Securities offered through Amundi Pioneer Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2020 Amundi Pioneer Asset Management 32216-00-0920

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1)  Disclose that the registrant’s board of trustees has determined that the registrant either:

(i)  Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

      (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

(i)  Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

The audit fees for the Fund were $40,000 payable to Ernst & Young LLP for the year ended July 31, 2020.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no audit-related services in 2020.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The tax fees for the Fund were $10,817 payable to Ernst & Young LLP for the year ended July 31, 2020,

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no other fees in 2020.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS
APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Pioneer Asset Management, Inc, the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

I. AUDIT SERVICES	Services that are directly	o Accounting research assistance
	related to performing the	o SEC consultation, registration
	independent audit of the Funds	statements, and reporting
o Tax accrual related matters
o Implementation of new accounting standards
o Compliance letters (e.g. rating agency letters)
o Regulatory reviews and assistance
regarding financial matters
o Semi-annual reviews (if requested)
o Comfort letters for closed end offerings
II. AUDIT-RELATED	Services which are not	o AICPA attest and agreed-upon procedures
SERVICES	prohibited under Rule	o Technology control assessments
	210.2-01(C)(4) (the “Rule”)	o Financial reporting control assessments
	and are related extensions of	o Enterprise security architecture
	the audit services support the	assessment
audit, or use the knowledge/expertise
gained from the audit procedures as a
foundation to complete the project.
In most cases, if the Audit-Related
Services are not performed by the
Audit firm, the scope of the Audit
Services would likely increase.
The Services are typically well-defined
and governed by accounting
professional standards (AICPA,
SEC, etc.)

AUDIT COMMITTEE APPROVAL POLICY		AUDIT COMMITTEE REPORTING POLICY
o “One-time” pre-approval		o A summary of all such
for the audit period for all		services and related fees
pre-approved specific service		reported at each regularly
subcategories. Approval of the		scheduled Audit Committee
independent auditors as		meeting.
auditors for a Fund shall
constitute pre approval for
these services.

o “One-time” pre-approval		o A summary of all such
for the fund fiscal year within		services and related fees
a specified dollar limit		(including comparison to
for all pre-approved		specified dollar limits)
specific service subcategories		reported quarterly.

o Specific approval is
needed to exceed the
pre-approved dollar limit for
these services (see general
Audit Committee approval policy
below for details on obtaining
specific approvals)

o Specific approval is
needed to use the Fund’s
auditors for Audit-Related
Services not denoted as
“pre-approved”, or
to add a specific service
subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE
SUBCATEGORIES
III. TAX SERVICES	Services which are not	o Tax planning and support
	prohibited by the Rule,	o Tax controversy assistance
	if an officer of the Fund	o Tax compliance, tax returns, excise
	determines that using the	tax returns and support
	Fund’s auditor to provide	o Tax opinions
these services creates
significant synergy in
the form of efficiency,
minimized disruption, or
the ability to maintain a
desired level of
confidentiality.

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
o “One-time” pre-approval	o A summary of
for the fund fiscal year	all such services and
within a specified dollar limit	related fees
(including comparison
to specified dollar
limits) reported
quarterly.

o Specific approval is
needed to exceed the
pre-approved dollar limits for
these services (see general
Audit Committee approval policy
below for details on obtaining
specific approvals)

o Specific approval is
needed to use the Fund’s
auditors for tax services not
denoted as pre-approved, or to
add a specific service subcategory as
“pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE
SUBCATEGORIES
IV. OTHER SERVICES	Services which are not	o Business Risk Management support
	prohibited by the Rule,	o Other control and regulatory
A. SYNERGISTIC,	if an officer of the Fund	compliance projects
UNIQUE QUALIFICATIONS	determines that using the
Fund’s auditor to provide
these services creates
significant synergy in
the form of efficiency,
minimized disruption,
the ability to maintain a
desired level of
confidentiality, or where
the Fund’s auditors
posses unique or superior
qualifications to provide
these services, resulting
in superior value and
results for the Fund.

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
o “One-time” pre-approval	o A summary of
for the fund fiscal year within	all such services and
a specified dollar limit	related fees
(including comparison
to specified dollar
limits) reported
quarterly.
o Specific approval is
needed to exceed the
pre-approved dollar limits for
these services (see general
Audit Committee approval policy
below for details on obtaining
specific approvals)

o Specific approval is
needed to use the Fund’s
auditors for “Synergistic” or
“Unique Qualifications” Other
Services not denoted as
pre-approved to the left, or to
add a specific service
subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE
SUBCATEGORIES
PROHIBITED SERVICES	Services which result	1. Bookkeeping or other services
	in the auditors losing	related to the accounting records or
	independence status	financial statements of the audit
	under the Rule.	client*
2. Financial information systems design
and implementation*
3. Appraisal or valuation services,
fairness* opinions, or
contribution-in-kind reports
4. Actuarial services (i.e., setting
actuarial reserves versus actuarial
audit work)*
5. Internal audit outsourcing services*
6. Management functions or human
resources
7. Broker or dealer, investment
advisor, or investment banking services
8. Legal services and expert services
unrelated to the audit
9. Any other service that the Public
Company Accounting Oversight Board
determines, by regulation, is
impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
o These services are not to be	o A summary of all
performed with the exception of the(*)	services and related
services that may be permitted	fees reported at each
if they would not be subject to audit	regularly scheduled
procedures at the audit client (as	Audit Committee meeting
defined in rule 2-01(f)(4)) level	will serve as continual
the firm providing the service.	confirmation that has
not provided any
restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

o For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund’s audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the year ended July 31 2020 there were no services provided to an affiliate that required the Fund’s audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fun were $10,817 payable to Ernst & Young LLP for the year ended July 31, 2020.

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

PROXY VOTING POLICIES AND PROCEDURES

POLICY
Each of the Pioneer Funds and certain other clients of Amundi Pioneer Asset
Management, Inc. and Amundi Pioneer Institutional Asset Management, Inc.
(collectively, “Amundi Pioneer”) have delegated responsibility to vote proxies related to portfolio holdings to Amundi Pioneer. Amundi Pioneer is a fiduciary that owes each of its clients the duties of care and loyalty with respect to all services undertaken on the client’s behalf, including voting proxies for securities held by the client. When Amundi Pioneer has been delegated proxy-voting authority for a client, the duty of care requires Amundi Pioneer to monitor corporate events and to vote the proxies. To satisfy its duty of loyalty, Amundi Pioneer must place the client’s interests ahead of its own and must cast proxy votes in a manner consistent with the best interest of the client. It is Amundi Pioneer’s policy to vote proxies presented to Amundi
Pioneer in a timely manner in accordance with these principles.

Amundi Pioneer’s sole concern in voting proxies is the economic effect of the proposal on the value of portfolio holdings, considering both the short- and long-term impact. In many instances, Amundi Pioneer believes that supporting the company’s strategy and voting “for” management’s proposals builds portfolio value. In other cases, however, proposals set forth by management may have a negative effect on that value, while some shareholder proposals may hold the best prospects for enhancing it. Amundi Pioneer monitors developments in the proxy voting arena and will revise this policy as needed.

Amundi Pioneer believes that environmental, social and governance (ESG) factors can affect companies’ long-term prospects for success and the sustainability of their business models. Since ESG factors that may affect corporate performance and economic value are considered by our investment professionals as part of the investment management process, Amundi Pioneer also considers these factors when reviewing proxy proposals. This approach is consistent with the stated
investment objectives and policies of funds and investment strategies.

It should be noted that the proxy voting guidelines below are guidelines, not rules, and Amundi Pioneer reserves the right in all cases to vote contrary to guidelines where doing so is determined to represent the best economic interests of our clients. Further, the Pioneer Funds or other clients of Amundi
Pioneer may direct Amundi Pioneer to vote contrary to guidelines.

Amundi Pioneer’s clients may request copies of their proxy voting records and of Amundi Pioneer’s proxy voting policies and procedures by either sending a written request to Amundi Pioneer’s Proxy Coordinator, or clients may review
Amundi Pioneer’s proxy voting policies and procedures on-line at Amundi
Pioneer.com. Amundi Pioneer may describe to clients its proxy voting policies and procedures by delivering a copy of Amundi Pioneer’s Form ADV (Part II), by separate notice to the client or by other means.

APPLICABILITY
This Proxy Voting policy and the procedures set forth below are designed to complement Amundi Pioneer’s investment policies and procedures regarding its general responsibility to monitor the performance and/or corporate events of companies that are issuers of securities held in accounts managed by Amundi
Pioneer. This policy sets forth Amundi Pioneer’s position on a number of issues for which proxies may be solicited but it does not include all potential voting scenarios or proxy events. Furthermore, because of the special issues associated with proxy solicitations by closed-end Funds, Amundi Pioneer will vote shares of closed-end Funds on a case-by-case basis.

PURPOSE
The purpose of this policy is to ensure that proxies for United States (“US”)
and non-US companies that are received in a timely manner will be voted in accordance with the principles stated above. Unless the Proxy Voting Oversight
Group (as described below) specifically determines otherwise, all shares in a company held by Amundi Pioneer-managed accounts for which Amundi Pioneer has proxy-voting authority will be voted alike, unless a client has given specific voting instructions on an issue.

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Amundi Pioneer does not delegate the authority to vote proxies relating to securities held by its clients to any of its affiliates. Any questions about this policy should be directed to Amundi Pioneer’s Director of Investment
Operations (the “Proxy Coordinator”).

PROCEDURES

PROXY VOTING SERVICE
Amundi Pioneer has engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service works with custodians to ensure that all proxy materials are received by the custodians and are processed in a timely fashion. The proxy voting service votes all proxies in accordance with the proxy voting guidelines established by Amundi Pioneer and set forth herein, to the extent applicable. The proxy voting service will refer proxy questions to the Proxy Coordinator (described below) for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Coordinator’s attention specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. Amundi Pioneer reserves the right to attend a meeting in person and may do so when it determines that the company or the matters to be voted on at the meeting are strategically important to its clients.

To supplement its own research and analysis in determining how to vote on a particular proxy proposal, Amundi Pioneer may utilize research, analysis or recommendations provided by the proxy voting service on a case-by-case basis.
Amundi Pioneer does not, as a policy, follow the assessments or recommendations provided by the proxy voting service without its own analysis and determination.

PROXY COORDINATOR
The Proxy Coordinator coordinates the voting, procedures and reporting of proxies on behalf of Amundi Pioneer’s clients. The Proxy Coordinator will deal directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, will solicit voting recommendations and instructions from the Portfolio Management Group, or, to the extent applicable, investment sub-advisers. The Proxy Coordinator is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service. The
Proxy Coordinator is responsible for verifying with the General Counsel or his or her designee whether Amundi Pioneer’s voting power is subject to any limitations or guidelines issued by the client (or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries).

REFERRAL ITEMS
The proxy voting service will refer proxy questions to the Proxy Coordinator or his or her designee that are described by Amundi Pioneer’s proxy voting guidelines as to be voted on a case-by-case basis, that are not covered by
Amundi Pioneer’s guidelines or where Amundi Pioneer’s guidelines may be unclear with respect to the matter to be voted on. Under such circumstances, the Proxy
Coordinator will seek a written voting recommendation from the Chief Investment
Officer, U.S. or his or her designated equity portfolio-management representative. Any such recommendation will include: (i) the manner in which the proxies should be voted; (ii) the rationale underlying any such decision;
and (iii) the disclosure of any contacts or communications made between Amundi
Pioneer and any outside parties concerning the proxy proposal prior to the time that the voting instructions are provided.

SECURITIES LENDING
In accordance with industry standards, proxies are not available to be voted when the shares are out on loan through either Amundi Pioneer’s lending program or a client’s managed security lending program. However, Amundi Pioneer will reserve the right to recall lent securities so that they may be voted according to Amundi Pioneer’s instructions. If a portfolio manager would like to vote a block of previously lent shares, the Proxy Coordinator will work with the portfolio manager and Investment Operations to recall the security, to the extent possible, to facilitate the vote on the entire block of shares. Certain clients participate in securities lending programs. Although such programs allow for the recall of securities for any reason, Amundi Pioneer may determine not to vote securities on loan and it may not always be possible for securities on loan to be recalled in time to be voted.

SHARE-BLOCKING
“Share-blocking” is a market practice whereby shares are sent to a custodian
(which may be different than the account custodian) for record keeping and voting at the general meeting. The shares are unavailable for sale or delivery until the end of the blocking period (typically the day after general meeting date).

Amundi Pioneer will vote in those countries with “share-blocking.” In the event a manager would like to sell a security with “share-blocking”, the Proxy
Coordinator will work with the Portfolio Manager and Investment Operations
Department to recall the shares (as allowable within the market time-frame and practices) and/or communicate with executing brokerage firm. A list of countries with “share-blocking” is available from the Investment Operations
Department upon request.

PROXY VOTING OVERSIGHT GROUP
The members of the Proxy Voting Oversight Group include Amundi Pioneer’s Chief
Investment Officer, U.S. or his or her designated equity portfolio management representative, the Chief of Staff, U.S., and the Chief Compliance Officer of
the Adviser and Funds. Other members of Amundi Pioneer will be invited to attend meetings and otherwise participate as necessary. The Chief of Staff,
U.S. will chair the Proxy Voting Oversight Group.

The Proxy Voting Oversight Group is responsible for developing, evaluating, and changing (when necessary) Amundi Pioneer’s proxy voting policies and procedures. The Group meets at least annually to evaluate and review this policy and the services of its third-party proxy voting service. In addition, the Proxy Voting Oversight Group will meet as necessary to vote on referral items and address other business as necessary.

AMENDMENTS
Amundi Pioneer may not amend this policy without the prior approval of the
Proxy Voting Oversight Group.

FORM N-PX
The Proxy Coordinator and the Director of Regulatory Reporting are responsible for ensuring that Form N-PX documents receive the proper review by a member of the Proxy Voting Oversight Group prior to a Fund officer signing the forms.

The Investment Operations department will provide the Compliance department with a copy of each Form N-PX filing prepared by the proxy voting service.

Compliance files N-PX. The Compliance department will ensure that a corresponding Form N-PX exists for each Amundi Pioneer registered investment company.

Following this review, each Form N-PX is formatted for public dissemination via the EDGAR system.

Prior to submission, each Form N-PX is to be presented to the Fund officer for a final review and signature.

Copies of the Form N-PX filings and their submission receipts are maintained according to Amundi Pioneer record keeping policies.

PROXY VOTING GUIDELINES

ADMINISTRATIVE
While administrative items appear infrequently in U.S. issuer proxies, they are quite common in non-U.S. proxies.

We will generally support these and similar management proposals:

o Corporate name change.

o A change of corporate headquarters.

o Stock exchange listing.

o Establishment of time and place of annual meeting.

o Adjournment or postponement of annual meeting.

o Acceptance/approval of financial statements.

o Approval of dividend payments, dividend reinvestment plans and other dividend-related proposals.

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o Approval of minutes and other formalities.

o Authorization of the transferring of reserves and allocation of income.

o Amendments to authorized signatories.

o Approval of accounting method changes or change in fiscal year-end.

o Acceptance of labor agreements.

o Appointment of internal auditors.

Amundi Pioneer will vote on a case-by-case basis on other routine administrative items; however, Amundi Pioneer will oppose any routine proposal if insufficient information is presented in advance to allow Amundi Pioneer to judge the merit of the proposal. Amundi Pioneer has also instructed its proxy voting service to inform Amundi Pioneer of its analysis of any administrative items that may be inconsistent, in its view, with Amundi Pioneer’s goal of supporting the value of its clients’ portfolio holdings so that Amundi Pioneer may consider and vote on those items on a case-by-case basis in its discretion.

AUDITORS
We normally vote for proposals to:

Ratify the auditors. We will consider a vote against if we are concerned about the auditors’ independence or their past work for the company. Specifically, we will oppose the ratification of auditors and withhold votes for audit committee members if non-audit fees paid by the company to the auditing firm exceed the sum of audit fees plus audit-related fees plus permissible tax fees according to the disclosure categories proposed by the Securities and Exchange
Commission.

o Restore shareholder rights to ratify the auditors.

We will normally oppose proposals that require companies to:

o Seek bids from other auditors.

o Rotate auditing firms, except where the rotation is statutorily required or where rotation would demonstrably strengthen financial disclosure.

o Indemnify auditors.

o Prohibit auditors from engaging in non-audit services for the company.

BOARD OF DIRECTORS
On issues related to the board of directors, Amundi Pioneer normally supports management. We will, however, consider a vote against management in instances where corporate performance has been poor or where the board appears to lack independence.

GENERAL BOARD ISSUES
Amundi Pioneer will vote for:

o Audit, compensation and nominating committees composed of independent directors exclusively.

o Indemnification for directors for actions taken in good faith in accordance with the business judgment rule. We will vote against proposals for broader indemnification.

o Changes in board size that appear to have a legitimate business purpose and are not primarily for anti-takeover reasons.

o Election of an honorary director.

We will vote against:

o Minimum stock ownership by directors.

o Term limits for directors. Companies benefit from experienced directors, and shareholder control is better achieved through annual votes.

o Requirements for union or special interest representation on the board.

o Requirements to provide two candidates for each board seat.

We will vote on a case-by case basis on these issues:

o Separate chairman and CEO positions. We will consider voting with shareholders on these issues in cases of poor corporate performance.

ELECTIONS OF DIRECTORS
In uncontested elections of directors we will vote against:

o Individual directors with absenteeism above 25% without valid reason. We support proposals that require disclosure of director attendance.

o Insider directors and affiliated outsiders who sit on the audit, compensation, stock option or nominating committees. For the purposes of our policy, we use the definition of affiliated directors provided by our proxy voting service.

We will also vote against:

o Directors who have failed to act on a takeover offer where the majority of shareholders have tendered their shares.

o Directors who appear to lack independence or are associated with poor corporate or governance performance.

We will vote on a case-by case basis on these issues:

Re-election of directors who have implemented or renewed a dead hand or modified dead-hand poison pill (a “dead-hand poison pill” is a shareholder rights plan that may be altered only by incumbent or “dead” directors. These plans prevent a potential acquirer from disabling a poison pill by obtaining control of the board through a proxy vote).

o Contested election of directors.

o Election of a greater number of independent directors (in order to move closer to a majority of independent directors) in cases of poor performance.

o Mandatory retirement policies.

o Directors who have ignored a shareholder proposal that has been approved by shareholders for two consecutive years.

We will vote for:

o Precatory and binding resolutions requesting that the board changes the company’s bylaws to stipulate that directors need to be elected with affirmative majority of votes cast, provided that the resolutions allow for plurality voting in cases of contested elections.

TAKEOVER-RELATED MEASURES
Amundi Pioneer is generally opposed to proposals that may discourage takeover attempts. We believe that the potential for a takeover helps ensure that corporate performance remains high.

Amundi Pioneer will vote for:

o Cumulative voting.

o Increasing the ability for shareholders to call special meetings.

o Increasing the ability for shareholders to act by written consent.

o Restrictions on the ability to make greenmail payments.

o Submitting rights plans to shareholder vote.

o Rescinding shareholder rights plans (“poison pills”).

o Opting out of the following state takeover statutes:

  - Control share acquisition statutes, which deny large holders voting rights on holdings over a specified threshold.

  - Control share cash-out provisions, which require large holders to acquire shares from other holders.

  - Freeze-out provisions, which impose a waiting period on large holders before they can attempt to gain control.

  - Stakeholder laws, which permit directors to consider interests of non-shareholder constituencies.

  - Disgorgement provisions, which require acquirers to disgorge profits on purchases made before gaining control.

  - Fair price provisions.

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  - Authorization of shareholder rights plans.

  - Labor protection provisions.

  - Mandatory classified boards.

We will vote on a case-by-case basis on the following issues:

o Fair price provisions. We will vote against provisions requiring supermajority votes to approve takeovers. We will also consider voting against proposals that require a supermajority vote to repeal or amend the provision. Finally, we will consider the mechanism used to determine the fair price; we are generally opposed to complicated formulas or requirements to pay a premium.

o Opting out of state takeover statutes regarding fair price provisions. We will use the criteria used for fair price provisions in general to determine our vote on this issue.

o Proposals that allow shareholders to nominate directors.

We will vote against:

o Classified boards, except in the case of closed-end funds, where we shall vote on a case-by-case basis.

o Limiting shareholder ability to remove or appoint directors. We will support proposals to restore shareholder authority in this area. We will review on case-by-case basis proposals that authorize the board to make interim appointments.

o Classes of shares with unequal voting rights.

o Supermajority vote requirements.

o Severance packages (“golden” and “tin” parachutes). We will support proposals to put these packages to shareholder vote.

o Reimbursement of dissident proxy solicitation expenses. While we ordinarily support measures that encourage takeover bids, we believe that management should have full control over corporate funds.

o Extension of advance notice requirements for shareholder proposals.

o Granting board authority normally retained by shareholders, particularly the right to amend the corporate charter.

o Shareholder rights plans (“poison pills”). These plans generally allow shareholders to buy additional shares at a below-market price in the event of a change in control and may deter some bids.

CAPITAL STRUCTURE
Managements need considerable flexibility in determining the company’s financial structure, and Amundi Pioneer normally supports managements’
proposals in this area. We will, however, reject proposals that impose high barriers to potential takeovers.

Amundi Pioneer will vote for:

o Changes in par value.

o Reverse splits, if accompanied by a reduction in number of shares.

o Shares repurchase programs, if all shareholders may participate on equal terms.

o Bond issuance.

o Increases in “ordinary” preferred stock.

o Proposals to have blank-check common stock placements (other than shares issued in the normal course of business) submitted for shareholder approval.

o Cancellation of company treasury shares.

We will vote on a case-by-case basis on the following issues:

o Reverse splits not accompanied by a reduction in number of shares, considering the risk of delisting.

o Increase in authorized common stock. We will make a determination considering, among other factors:

  - Number of shares currently available for issuance;

  - Size of requested increase (we would normally approve increases of up to
    100% of current authorization);

  - Proposed use of the proceeds from the issuance of additional shares; and

  - Potential consequences of a failure to increase the number of shares outstanding (e.g., delisting or bankruptcy).

o Blank-check preferred. We will normally oppose issuance of a new class of blank-check preferred, but may approve an increase in a class already outstanding if the company has demonstrated that it uses this flexibility appropriately.

o Proposals to submit private placements to shareholder vote.

o Other financing plans.

We will vote against preemptive rights that we believe limit a company’s financing flexibility.

COMPENSATION
Amundi Pioneer supports compensation plans that link pay to shareholder returns and believes that management has the best understanding of the level of compensation needed to attract and retain qualified people. At the same time, stock-related compensation plans have a significant economic impact and a direct effect on the balance sheet. Therefore, while we do not want to micromanage a company’s compensation programs, we place limits on the potential dilution these plans may impose.

Amundi Pioneer will vote for:

o 401(k) benefit plans.

o Employee stock ownership plans (ESOPs), as long as shares allocated to ESOPs are less than 5% of outstanding shares. Larger blocks of stock in ESOPs can serve as a takeover defense. We will support proposals to submit ESOPs to shareholder vote.

o Various issues related to the Omnibus Budget and Reconciliation Act of 1993
  (OBRA), including:

  - Amendments to performance plans to conform with OBRA;

  - Caps on annual grants or amendments of administrative features;

  - Adding performance goals; and

  - Cash or cash-and-stock bonus plans.

o Establish a process to link pay, including stock-option grants, to performance, leaving specifics of implementation to the company.

o Require that option repricing be submitted to shareholders.

o Require the expensing of stock-option awards.

o Require reporting of executive retirement benefits (deferred compensation, split-dollar life insurance, SERPs, and pension benefits).

o Employee stock purchase plans where the purchase price is equal to at least
  85% of the market price, where the offering period is no greater than 27 months and where potential dilution (as defined below) is no greater than
  10%.

We will vote on a case-by-case basis on the following issues:

o Shareholder proposals seeking additional disclosure of executive and director pay information.

o Executive and director stock-related compensation plans. We will consider the following factors when reviewing these plans:

  - The program must be of a reasonable size. We will approve plans where the combined employee and director plans together would generate less than 15%
    dilution. We will reject plans with 15% or more potential dilution.

    - Dilution = (A + B + C) / (A + B + C + D), where

    - A = Shares reserved for plan/amendment,

    - B = Shares available under continuing plans,

    - C = Shares granted but unexercised and

    - D = Shares outstanding.

  - The plan must not:
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    - Explicitly permit unlimited option repricing authority or have allowed option repricing in the past without shareholder approval.

    - Be a self-replenishing “evergreen” plan or a plan that grants discount options and tax offset payments.

  - We are generally in favor of proposals that increase participation beyond executives.

  - We generally support proposals asking companies to adopt rigorous vesting provisions for stock option plans such as those that vest incrementally over, at least, a three- or four-year period with a pro rata portion of the shares becoming exercisable on an annual basis following grant date.

  - We generally support proposals asking companies to disclose their window period policies for stock transactions. Window period policies ensure that employees do not exercise options based on insider information contemporaneous with quarterly earnings releases and other material corporate announcements.

  - We generally support proposals asking companies to adopt stock holding periods for their executives.

o All other employee stock purchase plans.

o All other compensation-related proposals, including deferred compensation plans, employment agreements, loan guarantee programs and retirement plans.

o All other proposals regarding stock compensation plans, including extending the life of a plan, changing vesting restrictions, repricing options, lengthening exercise periods or accelerating distribution of awards and pyramiding and cashless exercise programs.

We will vote against:

o Pensions for non-employee directors. We believe these retirement plans reduce director objectivity.

o Elimination of stock option plans.

We will vote on a case-by case basis on these issues:

o Limits on executive and director pay.

o Stock in lieu of cash compensation for directors.

CORPORATE GOVERNANCE
Amundi Pioneer will vote for:

o Confidential voting.

o Equal access provisions, which allow shareholders to contribute their opinions to proxy materials.

o Proposals requiring directors to disclose their ownership of shares in the company.

We will vote on a case-by-case basis on the following issues:

o Change in the state of incorporation. We will support reincorporations supported by valid business reasons. We will oppose those that appear to be solely for the purpose of strengthening takeover defenses.

o Bundled proposals. We will evaluate the overall impact of the proposal.

o Adopting or amending the charter, bylaws or articles of association.

o Shareholder appraisal rights, which allow shareholders to demand judicial review of an acquisition price.

We will vote against:

o Shareholder advisory committees. While management should solicit shareholder input, we prefer to leave the method of doing so to management’s discretion.

o Limitations on stock ownership or voting rights.

o Reduction in share ownership disclosure guidelines.

MERGERS AND RESTRUCTURINGS
Amundi Pioneer will vote on the following and similar issues on a case-by-case basis:

o Mergers and acquisitions.

o Corporate restructurings, including spin-offs, liquidations, asset sales, joint ventures, conversions to holding company and conversions to self-managed REIT structure.

o Debt restructurings.

o Conversion of securities.

o Issuance of shares to facilitate a merger.

o Private placements, warrants, convertible debentures.

o Proposals requiring management to inform shareholders of merger opportunities.

We will normally vote against shareholder proposals requiring that the company be put up for sale.

INVESTMENT COMPANIES
Many of our portfolios may invest in shares of closed-end funds or open-end funds (including exchange-traded funds). The non-corporate structure of these investments raises several unique proxy voting issues.

Amundi Pioneer will vote for:

o Establishment of new classes or series of shares.

o Establishment of a master-feeder structure.

Amundi Pioneer will vote on a case-by-case basis on:

o Changes in investment policy. We will normally support changes that do not affect the investment objective or overall risk level of the fund. We will examine more fundamental changes on a case-by-case basis.

o Approval of new or amended advisory contracts.

o Changes from closed-end to open-end format.

o Election of a greater number of independent directors.

o Authorization for, or increase in, preferred shares.

o Disposition of assets, termination, liquidation, or mergers.

o Classified boards of closed-end funds, but will typically support such proposals.

In general, business development companies (BDCs) are not considered investment companies for these purposes but are treated as corporate issuers.

ENVIRONMENTAL AND SOCIAL ISSUES
Amundi Pioneer believes that environmental and social issues may influence corporate performance and economic return. Indeed, by analyzing all of a company’s risks and opportunities, Amundi Pioneer can better assess its intrinsic value and long-term economic prospects.

When evaluating proxy proposals relating to environmental or social issues, decisions are made on a case-by-case basis. We consider each of these proposals based on the impact to the company’s shareholders and economic return, the specific circumstances at each individual company, any potentially adverse economic concerns, and the current policies and practices of the company.

For example, shareholder proposals relating to environmental and social issues, and on which we will vote on a base-by-case basis, may include those seeking that a company:

o Conduct studies regarding certain environmental or social issues;

o Study the feasibility of the company taking certain actions with regard to such issues; or

o Take specific action, including adopting or ceasing certain behavior and adopting company standards and principles, in relation to such issues.

In general, Amundi Pioneer believes these issues are important and should receive management attention.
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Amundi Pioneer will support proposals where we believe the proposal, if implemented, would improve the prospects for the long-term success of the business and would provide value to the company and its shareholders. Amundi
Pioneer may abstain on shareholder proposals with regard to environmental and social issues in cases where we believe the proposal, if implemented, would not be in the economic interests of the company, or where implementing the proposal would constrain management flexibility or would be unduly difficult, burdensome or costly.

When evaluating proxy proposals relating to environmental or social issues,
Amundi Pioneer may consider the following factors or other factors deemed relevant, given such weight as deemed appropriate:

o approval of the proposal helps improve the company’s practices;

o approval of the proposal can improve shareholder value;

o the company’s current stance on the topic is likely to have negative effects on its business position or reputation in the short, medium, or long term;

o the company has already put appropriate action in place to respond to the issue contained in the proposal;

o the company’s reasoning against approving the proposal responds appropriately to the various points mentioned by the shareholder when the proposal was presented;

o the solutions recommended in the proposal are relevant and appropriate, and if the topic of the proposal would not be better addressed through another means.

In the event of failures in risk management relating to environmental and social issues, Amundi Pioneer may vote against the election of directors responsible for overseeing these areas.

Amundi Pioneer will vote against proposals calling for substantial changes in the company’s business or activities. We will also normally vote against proposals with regard to contributions, believing that management should control the routine disbursement of funds.

CONFLICTS OF INTEREST
Amundi Pioneer recognizes that in certain circumstances a conflict of interest may arise when Amundi Pioneer votes a proxy.

A conflict of interest occurs when Amundi Pioneer’s interests interfere, or appear to interfere, with the interests of Amundi Pioneer’s clients.

A conflict may be actual or perceived and may exist, for example, when the matter to be voted on concerns:

o An affiliate of Amundi Pioneer, such as another company belonging to the
  Credit Agricole banking group ( “Credit Agricole Affiliate”);

o An issuer of a security for which Amundi Pioneer acts as a sponsor, advisor, manager, custodian, distributor, underwriter, broker, or other similar capacity (including those securities specifically declared by its parent
  Amundi to present a conflict of interest for Amundi Pioneer);

o An issuer of a security for which Amundi has informed Amundi Pioneer that a
  Credit Agricole Affiliate acts as a sponsor, advisor, manager, custodian, distributor, underwriter, broker, or other similar capacity; or

o A person with whom Amundi Pioneer (or any of its affiliates) has an existing, material contract or business relationship.

Any member of the Proxy Voting Oversight Group and any other associate involved in the proxy voting process with knowledge of any apparent or actual conflict of interest must disclose such conflict to the Proxy Coordinator and the Chief
Compliance Officer of Amundi Pioneer and the Funds. If any associate is lobbied or pressured with respect to any voting decision, whether within or outside of
Amundi Pioneer, he or she should contact a member of the Proxy Voting Oversight
Group or Amundi Pioneer’s Chief Compliance Officer.

The Proxy Voting Oversight Group will review each item referred to Amundi
Pioneer by the proxy voting service to determine whether an actual or potential conflict of interest exists in connection with the proposal(s) to be voted upon. The review will be conducted by comparing the apparent parties affected by the proxy proposal being voted

upon against the Controller’s and Compliance Department’s internal list of interested persons and, for any matches found, evaluating the anticipated magnitude and possible probability of any conflict of interest being present.
The Proxy Voting Oversight Group may cause any of the following actions to be taken when a conflict of interest is present:

o Vote the proxy in accordance with the vote indicated under “Voting
  Guidelines,” if a vote is indicated, or

o Direct the independent proxy voting service to vote the proxy in accordance with its independent assessment or that of another independent adviser appointed by Amundi Pioneer or the applicable client for this purpose.

If the Proxy Voting Oversight Group perceives a material conflict of interest, the Group may also choose to disclose the conflict to the affected clients and solicit their consent to proceed with the vote or their direction (including through a client’s fiduciary or other adviser), or may take such other action in good faith (in consultation with counsel) that would protect the interests of clients.

For each referral item, the determination regarding the presence or absence of any actual or potential conflict of interest will be documented in a Conflicts of Interest Report prepared by the Proxy Coordinator.

The Proxy Voting Oversight Group will review periodically the independence of the proxy voting service. This may include a review of the service’s conflict management procedures and other documentation and an evaluation as to whether the service continues to have the competency and capacity to vote proxies.

DECISIONS NOT TO VOTE PROXIES
Although it is Amundi Pioneer’s general policy to vote all proxies in accordance with the principles set forth in this policy, there may be situations in which the Proxy Voting Oversight Group does not vote a proxy referred to it. For example, because of the potential conflict of interest inherent in voting shares of a Credit Agricole Affiliate, Amundi Pioneer will abstain from voting the shares unless otherwise directed by a client. In such a case, the Proxy Coordinator will inform Amundi Compliance before exercising voting rights.

There exist other situations in which the Proxy Voting Oversight Group may refrain from voting a proxy. For example, if the cost of voting a foreign security outweighs the benefit of voting, the Group may not vote the proxy. The
Group may not be given enough time to process a vote, perhaps because it receives a meeting notice too late or it cannot obtain a translation of the agenda in the time available. If Amundi Pioneer has outstanding “sell” orders, the proxies for shares subject to the order may not be voted to facilitate the sale. Although Amundi Pioneer may hold shares on a company’s record date, if the shares are sold prior to the meeting date the Group may decide not to vote those shares.

SUPERVISION

ESCALATION
It is each associate’s responsibility to contact his or her business unit head, the Proxy Coordinator, a member of the Proxy Voting Oversight Group or Amundi
Pioneer’s Chief Compliance Officer if he or she becomes aware of any possible noncompliance with this policy.

TRAINING
Amundi Pioneer will conduct periodic training regarding proxy voting and this policy. It is the responsibility of the business line policy owner and the applicable Compliance Department to coordinate and conduct such training.

RELATED POLICIES AND PROCEDURES
Amundi Pioneer’s Investment Management, Inc. Books and Records Policy and the
Books and Records of the Pioneer Funds’ Policy.

RECORD KEEPING
The Proxy Coordinator shall ensure that Amundi Pioneer’s proxy voting service:

o Retains a copy of each proxy statement received (unless the proxy statement is available from the SEC’s Electronic Data Gathering, Analysis, and
  Retrieval (EDGAR) system);

o Retains a record of the vote cast;

o Prepares Form N-PX for filing on behalf of each client that is a registered investment company; and

o Is able to promptly provide Amundi Pioneer with a copy of the voting record upon its request.

The Proxy Coordinator shall ensure that for those votes that may require additional documentation (i.e. conflicts of interest, exception votes and case-by-case votes) the following records are maintained:

o A record memorializing the basis for each referral vote cast;

o A copy of any document created by Amundi Pioneer that was material in making the decision on how to vote the subject proxy;

o A copy of any recommendation or analysis furnished by the proxy voting service; and

o A copy of any conflict notice, conflict consent or any other written communication (including emails or other electronic communications) to or from the client (or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries) regarding the subject proxy vote cast by, or the vote recommendation of, Amundi Pioneer.

Amundi Pioneer shall maintain the above records in the client’s file in accordance with applicable regulations.

RELATED REGULATIONS
Form N-1A, Form N-PX, ICA Rule 30b1-4, Rule 31a1-3, Rule 38a-1 and IAA 206(4)
-6, Rule 204 -2

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1)
State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

PORTFOLIO MANAGEMENT

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER
The table below indicates, for the portfolio manager of the fund, information about the accounts other than the fund over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of July 31, 2020. For purposes of the table, “Other Pooled Investment Vehicles” may include investment partnerships, undertakings for collective investments in transferable securities (“UCITS”)
and other non-U.S. investment funds and group trusts, and “Other Accounts” may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts but generally do not include the portfolio manager’s personal investment accounts or those which the manager may be deemed to own beneficially under the code of ethics. Certain funds and other accounts managed by the portfolio manager may have substantially similar investment strategies.

                                                                                                                  NUMBER OF              ASSETS
                                                                                                                   ACCOUNTS              MANAGED
                                                                                                                MANAGED FOR         FOR WHICH
                                                                                                              WHICH ADVISORY        ADVISORY
                                                                                       NUMBER OF            FEE IS                     FEE IS
NAME OF                                                                         ACCOUNTS        TOTAL ASSETS       PERFORMANCE-    PERFORMANCE-
PORTFOLIO MANAGER    TYPE OF ACCOUNT                   MANAGED     MANAGED (000’S)           BASED              BASED (000’S)

Noah Funderburk              Other Registered Investment
                                       Companies                                        2                 $5,311,340                      N/A                         N/A
                                       Other Pooled Investment Vehicles       3                 $505,085                         N/A                         N/A
                                      Other Accounts                                  4                  $359,248                         N/A                         N/A

Nicolas Pauwels              Other Registered
                                      Investment Companies                        2                 $5,311,340                      N/A                          N/A
                                      Other Pooled Investment Vehicles        2                 $  487,597                      N/A                          N/A
                                      Other Accounts                                  5                  $  861,045                       N/A                           N/A

POTENTIAL CONFLICTS OF INTEREST
When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, Amundi Pioneer does not believe that any material conflicts are likely to arise out of a portfolio manager’s responsibility for the management of the fund as well as one or more other accounts. Although Amundi Pioneer has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect its portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks. Generally, the risks of such conflicts of interest are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. Amundi Pioneer has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interest. See “Compensation of Portfolio
Manager” below.

o A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the initial public offering. Generally, investments for which there is limited availability are allocated based upon a range of factors including available cash and

1

 consistency with the accounts’ investment objectives and policies. This allocation methodology necessarily involves some subjective elements but is intended over time to treat each client in an equitable and fair manner.
 Generally, the investment opportunity is allocated among participating accounts on a pro rata basis. Although Amundi Pioneer believes that its practices are reasonably designed to treat each client in an equitable and fair manner, there may be instances where a fund may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity.

o A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are
  “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons
  (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved,
  Amundi Pioneer will place the order in a manner intended to result in as favorable a price as possible for such client.

o A portfolio manager could favor an account if the portfolio manager’s compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts.
  Similarly, if Amundi Pioneer receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation.

o A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

o If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise. For example, if a portfolio manager purchases a security for one account and sells the same security for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, Amundi Pioneer seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

COMPENSATION OF PORTFOLIO MANAGER
Amundi Pioneer has adopted a system of compensation for portfolio managers that seeks to align the financial interests of the portfolio managers with those of shareholders of the accounts (including Pioneer funds) the portfolio managers manage, as well as with the financial performance of Amundi Pioneer. The compensation program for all Amundi Pioneer portfolio managers includes a base salary (determined by the rank and tenure of the employee) and an annual bonus program, as well as customary benefits that are offered generally to all full-time employees. Base compensation is fixed and normally reevaluated on an annual basis. Amundi Pioneer seeks to set base compensation at market rates, taking into account the

2

experience and responsibilities of the portfolio manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and align the interests of the investment professional with those of shareholders, as well as with the financial performance of Amundi Pioneer. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be in excess of base salary. The annual bonus is based upon a combination of the following factors:

o QUANTITATIVE INVESTMENT PERFORMANCE. The quantitative investment performance calculation is based on pre-tax investment performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-year period (20%
  weighting) and four-year period (80% weighting), measured for periods ending on December 31. The accounts, which include the fund, are ranked against a group of mutual funds with similar investment objectives and investment focus (60%) and a broad-based securities market index measuring the performance of the same type of securities in which the accounts invest
  (40%). As a result of these two benchmarks, the performance of the portfolio manager for compensation purposes is measured against the criteria that are relevant to the portfolio manager’s competitive universe.

o QUALITATIVE PERFORMANCE. The qualitative performance component with respect to all of the accounts managed by the portfolio manager includes objectives, such as effectiveness in the areas of teamwork, leadership, communications and marketing, that are mutually established and evaluated by each portfolio manager and management.

o AMUNDI PIONEER RESULTS AND BUSINESS LINE RESULTS. Amundi Pioneer’s financial performance, as well as the investment performance of its investment management group, affect a portfolio manager’s actual bonus by a leverage factor of plus or minus (+/-) a predetermined percentage.

The quantitative and qualitative performance components comprise 80% and 20%, respectively, of the overall bonus calculation (on a pre-adjustment basis). A portion of the annual bonus is deferred for a specified period and may be invested in one or more Pioneer funds.

Certain portfolio managers participate in other programs designed to reward and retain key contributors. Portfolio managers also may participate in a deferred compensation program, whereby deferred amounts are invested in one or more
Pioneer funds or collective investment trusts or other unregistered funds with similar investment objectives, strategies and policies.

SHARE OWNERSHIP BY PORTFOLIO MANAGER
The following table indicates as of July 31, 2020 the value, within the indicated range, of shares beneficially owned by the portfolio manager of the fund.

                                                                          BENEFICIAL OWNERSHIP
NAME OF PORTFOLIO MANAGER                              OF THE FUND*

Noah Funderburk                                                                 D

Nicolas Pauwels                                                                  A

*     Key to Dollar Ranges

A.   None
B.   $1 - $10,000
C.   $10,001 - $50,000
D.   $50,001 - $100,000
E.   $100,001 - $500,000
F.   $500,001 - $1,000,000
G.   Over $1,000,000

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ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

During the period covered by this report, there were no purchases made by or on behalf of the registrant or any affiliated purchaser as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934 (the Exchange Act), of shares of the registrants equity securities that are registered by the registrant pursuant to Section 12 of the Exchange Act.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:
Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Securitized Income Fund

By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date October 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date October 9, 2020

By (Signature and Title)* /s/ Mark E. Bradley
Mark E. Bradley, Treasurer & Chief Accounting & Financial Officer

Date October 9, 2020

* Print the name and title of each signing officer under his or her signature.